INCOME TAXES - RECONCILIATION OF THE DIFFERENCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
INCOME TAXES
Statutory rate	25.00%	25.00%	25.00%	25.00%
Reconciliation of the differences between the statutory tax rate and the effective tax rate
Income before income tax	$ 35,717	¥ 231,375	¥ 90,904	¥ 110,688
Income tax expense computed at the PRC statutory tax rate of 25%	8,929	57,844	22,727	27,672
Effect of different tax rates in different jurisdictions	(3,594)	(23,284)	15,877	2,350
Effect of tax holiday and preferential tax rates	(5,470)	(35,434)	(54,944)	(4,885)
Research and development super-deduction	(7,283)	(47,179)	(37,483)	(19,140)
Non-deductible expenses	12,729	82,455	50,150	10,354
Effect of change in tax rate	226	1,464	(8,795)
Outside basis difference on investment in a VIE	1,756	11,378	15,821	33,910
Withholding tax and others	1,220	7,906	1,844	191
Changes in valuation allowance	764	4,947	18,796	(1,782)
Income tax expenses for the year	$ 9,277	¥ 60,097	¥ 23,993	¥ 48,670